UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	February 28, 2015

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 102.8%
Oil & Gas — 102.8%
Alliance Resource Partners	39,085	$1,545,812
AmeriGas Partners	83,176	4,094,755
Atlas Pipeline Partners	67,112	1,787,192
Boardwalk Pipeline Partners	107,202	1,758,113
Buckeye Partners	111,579	8,674,151
Cheniere Energy Partners	38,733	1,187,166
Crestwood Equity Partners	100,630	637,994
Crestwood Midstream Partners	141,876	2,125,302
DCP Midstream Partners	80,894	3,219,581
Enable Midstream Partners	23,041	414,738
Enbridge Energy Partners	194,382	7,617,831
Energy Transfer Partners	146,248	8,698,831
EnLink Midstream Partners	85,437	2,294,838
Enterprise Products Partners	218,996	7,301,327
Equities Midstream Partners	36,082	3,002,744
EV Energy Partners	41,894	635,113
Genesis Energy	65,893	3,031,078
Magellan Midstream Partners	103,598	8,515,756
MarkWest Energy Partners	114,366	7,428,072
NGL Energy Partners	59,525	1,816,703
Northern Tier Energy	54,325	1,333,679
NuStar Energy	70,636	4,452,893
ONEOK Partners	146,581	6,125,620
Phillips 66 Partners	17,106	1,217,776
Plains All American Pipeline	151,553	7,560,979
Regency Energy Partners	278,802	6,799,981
Spectra Energy Partners	46,658	2,488,738
Suburban Propane Partners	55,013	2,428,274
Sunoco Logistics Partners	141,414	6,253,327
Targa Resources Partners	95,669	4,192,216
TC PipeLines	42,136	2,780,133
Tesoro Logistics	34,855	2,001,374
Viper Energy Partners	8,120	154,280
Western Gas Partners	62,958	4,380,618
Williams Partners	230,396	11,782,452
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $128,126,632)		139,739,437
TOTAL INVESTMENTS — 102.8%
(Cost $128,126,632)†		$139,739,437

Percentages are based on Net Assets of $135,913,644.

Schedule of Investments (Unaudited)	February 28, 2015

Global X MLP ETF

†	At February 28, 2015, the tax basis cost of the Fund's investments was $128,126,632 and the unrealized appreciation and depreciation were $16,235,958 and $(4,623,153) respectively.

As of February 28, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 28, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	February 28, 2015

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
Oil & Gas — 99.9%
Alon USA Partners	6,238	$112,409
Atlas Resource Partners	31,261	306,358
Cheniere Energy Partners	21,505	659,128
Crestwood Equity Partners	56,812	360,188
Dorchester Minerals	13,304	322,622
EV Energy Partners	23,383	354,486
Exterran Partners	18,919	443,083
Ferrellgas Partners	28,139	714,730
Foresight Energy	9,038	152,290
Global Partners	8,482	337,160
Holly Energy Partners	18,516	615,657
Legacy Reserves	25,912	297,988
Martin Midstream Partners	12,078	386,979
Memorial Production Partners	42,960	780,583
MPLX	9,977	820,110
Natural Resource Partners	36,383	288,517
Northern Tier Energy	30,224	741,999
NuStar GP Holdings	17,677	644,857
QEP Midstream Partners	12,002	195,633
Rose Rock Midstream	7,024	325,773
Summit Midstream Partners	14,323	516,631
Tallgrass Energy Partners	11,456	547,711
Transmontaigne Partners	5,159	183,609
Valero Energy Partners	8,608	458,720
Vanguard Natural Resources	43,607	723,004
Viper Energy Partners	4,673	88,787
Western Refining Logistics	7,695	229,542
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $12,305,512)		11,608,554
TOTAL INVESTMENTS — 99.9%
(Cost $12,305,512)†		$11,608,554

Percentages are based on Net Assets of $11,625,706.

†	At February 28, 2015, the tax basis cost of the Fund's investments was $12,305,512 and the unrealized appreciation and depreciation were $1,140,945 and $(1,837,903) respectively.

As of February 28, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 28, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	February 28, 2015

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.2%
Oil & Gas — 76.2%
Cheniere Energy *	151,438	$12,210,446
Enbridge	316,375	14,692,455
Enbridge Energy Management	167,004	6,225,909
EnLink Midstream	118,995	3,969,673
EQT	96,149	7,673,652
Kinder Morgan	372,169	15,262,651
Marathon Petroleum	134,169	14,087,745
ONE Gas	141,933	5,905,832
ONEOK	164,938	7,300,156
SemGroup, Cl A	107,704	8,326,596
Shell Midstream Partners	10,663	416,497
Spectra Energy	329,982	11,711,061
Targa Resources (A)	83,104	8,275,496
Williams	316,130	15,503,015
TOTAL COMMON STOCK
(Cost $125,339,296)		131,561,184

MASTER LIMITED PARTNERSHIPS — 23.6%
Oil & Gas — 23.6%
Boardwalk Pipeline Partners	27,253	446,949
Buckeye Partners	29,888	2,323,493
Crestwood Midstream Partners	34,877	522,458
DCP Midstream Partners	20,748	825,770
Enable Midstream Partners	5,451	98,118
Energy Transfer Partners	72,421	4,307,601
EnLink Midstream Partners	24,615	661,159
Enterprise Products Partners	226,629	7,555,811
Equities Midstream Partners	9,196	765,291
Genesis Energy	17,716	814,936
Holly Energy Partners	8,179	271,952
Magellan Midstream Partners	53,579	4,404,194
MarkWest Energy Partners	43,036	2,795,188
MPLX	5,355	440,181
NuStar Energy	17,610	1,110,134
ONEOK Partners	37,126	1,551,496
Phillips 66 Partners	4,067	289,530
Plains All American Pipeline	86,932	4,337,038
Spectra Energy Partners	11,164	595,488
Targa Resources Partners	24,061	1,054,353
TC PipeLines	10,888	718,390

Schedule of Investments (Unaudited)	February 28, 2015

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Tesoro Logistics	12,132	$696,619
Western Gas Partners	17,851	1,242,073
Williams Partners	58,328	2,982,875
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $42,067,874)		40,811,097

REPURCHASE AGREEMENT — 1.2%
Deutsche Bank
0.050%, dated 02/27/15, to be repurchased on 03/02/15 repurchase price $1,999,958 (collateralized by U.S. Treasury Notes, par value $1,952,805, 2.750%, 11/30/16 with a total market value of $2,071,027)(B)
(Cost $1,999,950)	$1,999,950	1,999,950
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 03/02/15
(Cost $91,202)	91,202	91,202

TOTAL INVESTMENTS — 101.1%
(Cost $169,498,322)†		$174,463,433

Percentages are based on Net Assets of $172,595,728.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2015. The total value of securities on loan at February 28, 2015 was $1,960,152.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of this security as of February 28, 2015 was $1,999,950.
†	At February 28, 2015, the tax basis cost of the Fund's investments was $169,498,322 and the unrealized appreciation and depreciation were $12,633,273 and $(7,668,162) respectively.

Cl — Class

The following is a summary of the inputs used as of February 28, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$131,561,184	$—	$—	$131,561,184
Master Limited Partnerships	40,811,097	—	—	40,811,097
Repurchase Agreement	1,999,950	—	—	1,999,950
Time Deposit	—	91,202	—	91,202
Total Investments in Securities	$174,372,231	$91,202	$—	$174,463,433

For the period ended February 28, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 28, 2015, there were no Level 3 investments.

Schedule of Investments (Unaudited)	February 28, 2015

Global X MLP & Energy Infrastructure ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-005-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 27, 2015

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
Chief Financial Officer

Date: April 27, 2015

*	Print the name and title of each signing officer under his or her signature.